Basis of Presentation	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

On February 14, 2022, we effected a 1-for-30 reverse split of our outstanding shares of common stock (the “Reverse Stock Split”) via the filing of a certificate of change with the Nevada Secretary of State which was effective at the commencement of trading of our Common Stock. No fractional shares of the Company’s common stock will be issued as a result of the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole share. All issued and outstanding common stock, preferred stock, and per share amounts in the consolidated financial statements and footnotes included herein have been retroactively adjusted to reflect this reverse stock split for all periods presented.

COVID-19

On March 11, 2020, the World Health Organization (“WHO”) declared the COVID-19 outbreak to be a global pandemic. In addition to the devastating effects on human life, the pandemic is having a negative ripple effect on the global economy, leading to disruptions and volatility in the global financial markets. Most U.S. states and many countries have issued policies intended to stop or slow the further spread of the disease.

COVID-19 and the U.S. response to the pandemic are significantly affecting the economy. There are no comparable events that provide guidance as to the effect the COVID-19 pandemic may have, and, as a result, the ultimate effect of the pandemic is highly uncertain and subject to change. We do not yet know the full extent of the effects on the economy, the markets we serve, our business, or our operations. In March 2020 we temporarily suspended operations in Kuwait and Utah due to COVID-19 government restrictions, Utah has resumed operations in full. Kuwait has allowed for the Company to obtain site personnel visas to recommence operations. We have experienced supply chain disruptions in building our Remediation Processing Centers (“RPC”) and completing certain refurbishment on our precious metal extraction machines. These suspensions have had a negative impact on our business and there can be no guaranty that we will not need to suspend operations again in the future as a result of the pandemic.

Interim Financial Information

The accompanying unaudited condensed consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes for the year ended December 31, 2021. The unaudited condensed consolidated financial statements have been prepared on a basis consistent with that used to prepare the audited annual consolidated financial statements and include, in the opinion of management, all adjustments, consisting of normal and recurring items, necessary for the fair presentation of the condensed consolidated financial statements. The operating results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results expected for the full year ending December 31, 2022.

Principles of Consolidation

On August 1, 2022, we closed a Membership Interest Purchase Agreement, (the “MIPA”), with Jorgan Development, LLC, a Louisiana limited liability company (“Jorgan”) and JBAH Holdings, LLC, a Texas limited liability company (“JBAH” and, together with Jorgan, the “Sellers”), as the equity holders of Silver Fuels Delhi, LLC, a Louisiana limited liability company (“SFD”) and White Claw Colorado City, LLC, a Texas limited liability company (“WCCC”) whereby, the Company acquired all of the issued and outstanding membership interests in each of SFD and WCCC (the “Membership Interests”), making SFD and WCCC wholly owned subsidiaries of the Company.

The Company has incorporated Vivaventures Remediation Corporation, a Texas corporation, which is a wholly owned subsidiary of the Company. The Company has incorporated this entity to direct its anticipated operations in Texas.

The Company follows ASC 810-10-15 guidance with respect to accounting for Variable Interest Entities (“VIE”). A VIE is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties, or whose equity investors lack any of the characteristics of a controlling financial interest. A variable interest is an investment or other interest that will absorb portions of a VIE’s expected losses or receive portions of the entity’s expected residual returns. For the nine months ended September 30, 2022 and year ended December 31, 2021 the following entities are considered to be a VIE and are consolidated in our consolidated financial statements: Viva Wealth Fund I, LLC and RPC Design and Manufacturing, LLC. For the nine months ended September 30, 2022 and year ended December 31, 2021 the following entities were considered to be a VIE, but were not consolidated in our consolidated financial statements due to a lack of the power criterion or the losses/benefits criterion: Vivaventures UTS I, LLC, Vivaventures Royalty II, LLC, Vivaopportunity Fund, LLC, and International Metals Exchange, LLC. For the nine months ended September 30, 2022 and year ended December 31, 2021 the unaudited financial information for the unconsolidated VIEs is as follows: Vivaventures UTSI, LLC held assets of $3,345,351 and $3,753,296 (where the primary asset represents a receivable from the Company), and liabilities of $47,049 and $12,608. Vivaventures Royalty II, LLC held assets of $3,146,973 and $2,648,810 (where the primary asset represents a receivable from the Company), and liabilities of $1,720 and $300. Vivaopportunity Fund LLC held assets of $2,119,826 and $2,119,961 (where the primary asset represents a noncontrolling interest in units of a consolidated entity of the Company) and $8,755 and no liabilities. International Metals Exchange, LLC held assets of $29,780 and $30,461 and liabilities of $1,900.

Silver Fuels Delhi, LLC: As of September 30, 2022, the cash and cash equivalents of this VIE are not restricted and can be used to settle the obligations of the reporting entity. As of September 30, 2022 this VIE has a note receivable with the reporting entity in the amount of $557,401, which is eliminated upon consolidation. We have the primary risk (expense) exposure in financing and operating the assets and are responsible for 100% of the operation, maintenance and any unfunded capital expenditures, and the decisions related to those expenditures including budgeting, financing and dispatch of power. Based on all these facts, it was determined that we are the primary beneficiary of SFD. Therefore, SFD has been consolidated by the Company.

White Claw Colorado City, LLC: As of September 30, 2022, the cash and cash equivalents of this VIE are not restricted and can be used to settle the obligations of the reporting entity. We have the primary risk (expense) exposure in financing and operating the assets and are responsible for 100% of the operation, maintenance and any unfunded capital expenditures, and the decisions related to those expenditures including budgeting, financing and dispatch of power. Based on all these facts, it was determined that we are the primary beneficiary of WCCC. Therefore, WCCC has been consolidated by the Company.

RPC Design and Manufacturing, LLC: As of September 30, 2022 and year ended December 31, 2021, investors in RDM have a noncontrolling interest of $303,451 and $629,694, respectively. As of September 30, 2022 and December 31, 2021, the cash and cash equivalents of this VIE are not restricted and can be used to settle the obligations of the reporting entity. As of September 30, 2022 and December 31, 2021 this VIE has an outstanding note payable to the reporting entity in the amount of $851,318 and $354,566, which is eliminated upon consolidation. We have the primary risk (expense) exposure in financing and operating the assets and are responsible for 100% of the operation, maintenance and any unfunded capital expenditures, which ultimately could be 100% of a custom machine, and the decisions related to those expenditures including budgeting, financing and dispatch of power. Based on all these facts, it was determined that we are the primary beneficiary of RDM. Therefore, RDM has been consolidated by the Company. Any intercompany revenue and expense associated with RDM and its license agreement with the Company has been eliminated in consolidation.

Viva Wealth Fund I, LLC: As of September 30, 2022 and December 31, 2021, the cash and cash equivalents of this VIE are restricted solely for the use of proceeds of the VWFI offering (to manufacture RPCs) and cannot be used to settle the obligations of the reporting entity. As of September 30, 2022 and December 31, 2021, the Company has cash attributed to variable interest entities of $147,865 and $199,952. As of September 30, 2022, VWFI has reached $6,250,000 in funding and has released the funding for construction of RPC Series A. VWFI has commenced fundraising for RPC Series B. In the event that VWFI does not raise at least $6,250,000 for these RPC Series by the offering termination date (which date has been extended until March 31, 2023), then the convertible notes and/or units would convert into Vivakor common stock where the minimum conversion price will be the greater of $13.50 or a 10% discount to market per share or in the event of a public offering, 200% of the per share price of the Company common stock sold in the underwritten offering, which was closed on February 14, 2022 at $5.00 per share. As of November 3, 2022, VWFI has raised approximately $5,165,000 for RPC Series B. VWFI unit holders may also sell their units to the Company for their principal investment amount on the 3rd, 4th, and 5th anniversary of the offering termination date, which if this option were exercised, the Company may elect to pay the amount in either cash or common stock. The Company also has the option to purchase any LLC units where the members did not exercise their conversion option under the same terms and pricing for cash or common stock. VWFI has entered into a license agreement with the Company indicating that VWFI will pay the Company a license fee of $1,000,000 per series of equipment manufactured with the Company’s proprietary technology, however these transactions are eliminated upon consolidation. All of the operations of VWFI relate to private placement offering to fund and manufacture proprietary equipment for the Company, as intended in VWFI’s design and organization by the Company, so that the Company controls VWFI in its business purpose, use of proceeds, and selling and leasing of its equipment solely to the Company. Creditors of VWFI have no recourse to the general credit of the Company. We have the primary risk (expense) exposure in financing and operating the assets and are responsible for 100% of the operation, and any unfunded capital expenditures, and the expense to the unit holders in conversion to common stock if series of equipment cannot be fully funded, which ultimately could be 100% of any custom machine. By request of the fund manager, we are responsible for the decisions related to the expenditures of VWFI proceeds including budgeting, financing and dispatch of power surrounding the series of equipment. Based on all these facts, it was determined that we are the primary beneficiary of VWFI. Therefore, VWFI has been consolidated by the Company.

Business Combinations

We apply the provisions of ASC 805, Business Combinations (ASC 805), in accounting for our acquisitions. ASC 805 requires that we evaluate whether a transaction pertains to an acquisition of assets, or to an acquisition of a business. A business is defined as an integrated set of assets and activities that is capable of being conducted and managed for the purpose of providing a return to investors. Asset acquisitions are accounted for by allocating the cost of the acquisition to the individual assets and liabilities assumed on a relative fair value basis; whereas the acquisition of a business requires us to recognize separately from goodwill the assets acquired and the liabilities assumed at the acquisition date fair values. Goodwill as of the business acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the business acquisition date as well as any contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the business acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of a business acquisition’s measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our consolidated statements of operations.

In addition, uncertain tax positions and tax related valuation allowances assumed in a business combination are initially estimated as of the acquisition date. We reevaluate these items quarterly based upon facts and circumstances that existed as of the business acquisition date with any adjustments to our preliminary estimates being recorded to goodwill if identified within the measurement period. Subsequent to the measurement period or our final determination of the tax allowance’s or contingency’s estimated value, whichever comes first, changes to these uncertain tax positions and tax related valuation allowances will affect our provision for income taxes in our consolidated statement of operations and could have a material impact on our results of operations and financial position.

Long Lived Assets

The Company reviews the carrying values of its long-lived assets for possible impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the expected future cash flow from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized and measured using the fair value of the related asset. No impairment charges were incurred during the nine months ended September 30, 2022 or for the year ended December 31, 2021, as the Company was still in the early phases of our business plan and operating losses were expected in our early phases. On March 11, 2020, the World Health Organization (“WHO”) declared the COVID-19 outbreak to be a global pandemic. In addition to the devastating effects on human life, the pandemic is having a negative ripple effect on the global economy, leading to disruptions and volatility in the global financial markets. Most U.S. states and many countries have issued policies intended to stop or slow the further spread of the disease. We have observed supply chain disruptions from the COVID-19 pandemic that has contributed to delays in the completion of the manufacturing of our RPCs as well as certain refurbishments to our precious metal extraction machines, although we do not believe that these delays have constituted a triggering event for impairment of our assets. Our Kuwait operations were suspended to comply with the social distancing measures implemented in Kuwait, but in 2022 has allowed for the Company to obtain site personnel visas to recommence operations. Our Utah operations were temporarily suspended from March through May 2020, but have since resumed in full in its manufacturing of its RPCs, and construction and implementation of site and infrastructure preparations in anticipation of commencing operations in 2022. The Company has been in discussions for the potential sale of the precious metal extraction business and ammonia synthesis business, or certain assets of those businesses, including its equipment. The Company is exploring all options including operating the business, creating a joint venture to operate the business, or appraising the businesses or their assets for the potential sale for at least the Company’s carrying value. There can be no assurance that market conditions will not change or demand for the Company’s services will continue, which could result in impairment of long-lived assets in the future.

Asset Retirement Obligations

Under ASC 410-20, Asset Retirement and Environmental Obligations – Asset Retirement Obligations, which relates to accounting requirements for costs associated with legal obligations to retire tangible, long-lived assets, the Company records an Asset Retirement Obligation (“ARO”) at fair value in the period in which it is incurred by increasing the carrying amount of the related long-lived asset. In each subsequent period, liability is accreted over time towards the ultimate obligation amount and the capitalized costs are depreciated over the useful life of the related asset. The Company did not identify any significant or material cost after review; thus, no ARO obligation is recorded for nine months ended September 30, 2022.

Intangible Assets and Goodwill:

We account for intangible assets and goodwill in accordance with ASC 350 “Intangibles-Goodwill and Other” (“ASC 350”). Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Intangible asset amounts represent the acquisition date fair values of identifiable intangible assets acquired. The fair values of the intangible assets were determined by using the income approach, discounting projected future cash flows based on management’s expectations of the current and future operating environment. The rates used to discount projected future cash flows reflected a weighted average cost of capital based on our industry, capital structure and risk premiums including those reflected in the current market capitalization. Definite-lived intangible assets are amortized over their useful lives, which have historically ranged from 10 to 20 years. The carrying amounts of our definite-lived intangible assets are evaluated for recoverability whenever events or changes in circumstances indicate that the entity may be unable to recover the asset’s carrying amount.

We assess our intangible assets in accordance with ASC 360 “Property, Plant, and Equipment” (“ASC 360”). Impairment testing is required when events occur that indicate an asset group may not be recoverable (“triggering events”). As detailed in ASC 360-10-35-21, the following are examples of such events or changes in circumstances (sometimes referred to as impairment indicators or triggers): (a) A significant decrease in the market price of a long-lived asset (asset group) (b) A significant adverse change in the extent or manner in which a long-lived asset (asset group) is being used or in its physical condition. (c) A significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset (asset group), including an adverse action or assessment by a regulator (d) An accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of a long-lived asset (asset group) (e) A current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset (asset group) (f) A current expectation that, more likely than not, a long-lived asset (asset group) will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The term more likely than not refers to a level of likelihood that is more than 50 percent. We have evaluated our intangible assets and found that certain losses and a delay in our business plan may have constituted a triggering event for our intangible assets. We performed an analysis and assessed that there was no impairment for the nine months ended September 30, 2022 or for the year ended December 31, 2021. The Company has been in discussions for the potential sale of the ammonia synthesis business, or certain assets of that business, including its patents. The Company is exploring all options including operating the business, creating a joint venture to operate the business, or appraising the businesses or their assets for the potential sale for at least the Company’s carrying value.

The Company performs its annual goodwill impairment test in the fourth quarter each year, and more frequently if facts and circumstances indicate such assets may be impaired, including significant declines in actual or future projected cash flows and significant deterioration of market conditions.

The Company’s goodwill impairment assessment includes a qualitative assessment to determine whether it is more likely than not that the fair value of the goodwill is below its carrying value, each year, and more often if there are significant changes in business conditions that could result in impairment. When a quantitative analysis is considered necessary for the annual impairment analysis of goodwill, the Company develops an estimated fair value for the reporting unit considering three different approaches: 1) market value, using the Company’s stock price plus outstanding debt; 2) discounted cash flow analysis; and 3) multiple of earnings before interest, taxes, depreciation and amortization based upon relevant industry data.

The estimated fair value of the reporting unit is then compared to its carrying amount, including goodwill. If the estimated fair value exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount, including goodwill, exceeds its estimated fair value, any excess of the carrying value of goodwill of the reporting unit over its fair value is recorded as an impairment. The Company has determined there has not been an interim impairment trigger since acquisition on August 1, 2022.

Contingent liabilities

From time to time the Company may work with success based professional service providers, including securities counsel for private offerings, which may require contingent payments to be made based on the future offering fundraising and financial performance of the offering. In the event that an offering does not perform or is never consummated, the Company may still be required to pay a portion of the success fees for the services provided in preparing the offering. The fair value of the contingent payments would be estimated using the present value of management's projections of the financial results. Failure to correctly project the financial results of the offering or settlement of legal fees related to the offering could materially impact our results of operations and financial position.

Advertising Expense

Advertising costs are expensed as incurred. The Company did not incur advertising expense for the nine months ended September 30, 2022 and 2021.

Net Income/Loss Per Share

Basic net income (loss) per share is calculated by subtracting any preferred interest distributions from net income (loss), all divided by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net income (loss) per common share is computed by dividing the net income (loss) by the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method if their effect is dilutive. Potential dilutive instruments as of September 30, 2022 and 2021 include the following: convertible notes payable convertible into approximately 14,560 and 177,617 shares of common stock, convertible Series A preferred stock convertible into none and 666,667 shares of common stock (due to the event of a public offering of the Company’s common stock in February 2022 this will convert to 833,333 shares), stock options granted to employees of 2,006,251 and 183,333 shares of common stock. Stock options granted to Board members or consultants of 133,333 and 466,667 shares of common stock were granted as of September 30, 2022 and 2021. There were also warrants issued and outstanding to EF Hutton of 80,000 shares of common stock as of September 30, 2022. These warrants were related to and granted during the close of the underwritten public offering in February 2022.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates, judgments, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. We believe our critical accounting estimates relate to the following: Recoverability of current and noncurrent assets, revenue recognition, stock-based compensation, income taxes, effective interest rates related to long-term debt, marketable securities, cost basis and equity method investments, lease assets and liabilities, equity method investments, valuation of stock used to acquire assets, derivatives, and fair values of the intangible assets and goodwill related to business combinations.

While our estimates and assumptions are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ from these estimates and assumptions.

Fair Value of Financial Instruments

The Company follows Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that requires the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The carrying amounts reported in the consolidated balance sheets for marketable securities are classified as Level 1 assets due to observable quoted prices for identical assets in active markets. The carrying amounts reported in the consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their estimated fair market values based on the short-term maturity of these instruments. The recorded values of notes payable approximate their current fair values because of their nature, rates, and respective maturity dates or durations.

Recent accounting pronouncements

The FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, in October 2021. The guidance improves the accounting for acquired revenue contracts with customers in a business combination by requiring contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC Topic 606, Revenue from Contracts with Customers, as if the acquirer had originated the contracts. This guidance will be effective for fiscal years beginning after December 15, 2022, including interim periods within that year, with early adoption permitted. The Company has early adopted this pronouncement and it has not materially impacted our consolidated financial statements.

Revenue Recognition

We adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). Due to the business combination in which we acquired Silver Fuels Delhi, LLC and White Claw Colorado City, LLC, for the nine months ended September 30, 2022, approximately 97% of our sales consist of the sale of crude oil and are recognized at the time title to the product sold transfers to the purchaser, which occurs upon delivery of the product to the purchaser or to the purchaser’s designated delivery points, at contractual prices, which completes our performance obligation. After completion of our performance obligation, we have an unconditional right to consideration as outlined in our contracts. Due to the nature of our product we do not accept returns. Our receivables will generally be collected in less than three months, in accordance with the underlying payment terms.

Major Customers and Concentration of Credit Risk

The Company has two major customers, which account for approximately 96% of the balance of accounts receivable as of September 30, 2022 and for 99% of the Company’s revenues for the nine months ended September 30, 2022. Additionally, the Company operates in the crude oil industry. The industry concentration has the potential to impact the Company’s overall exposure to credit risk in that its customer may be similarly affected by changes in economic, industry or other conditions. There is risk that the Company would not be able to identify and access replacement markets at comparable margins.